WBI BullBear Value 3000 ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 14.9%
		Commercial & Professional Services - 4.8%
73,119		Nielsen Holdings PLC - ADR(a)	$2,026,859
		Energy - 5.7%
31,807		Devon Energy Corp.	1,912,555
5,754		Exxon Mobil Corp.	502,381
			2,414,936
		Health Care Equipment & Services - 3.8%
3,300		Humana, Inc.	1,601,127
		Insurance - 0.6%
1,035		Kinsale Capital Group, Inc. +	264,360
		TOTAL COMMON STOCKS (Cost $6,090,256)	6,307,282

Shares/Amount		Security Description	Value
		SHORT TERM INVESTMENT - 91.6%
38,557,574		U.S. Bank Money Market Deposit Account, 1.50%	38,557,574
		TOTAL SHORT TERM INVESTMENT (Cost $38,557,574)	38,557,574

		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.6%
250,800		Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (b)(c)	250,800
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $250,800)	250,800

		TOTAL INVESTMENTS - 107.1% (Cost $44,898,630)	45,115,656
		Liabilities in Excess of Other Assets - (7.1)%	(3,007,091)
		NET ASSETS - 100.0%	$42,108,565

	ADR	American Depository Receipt
	PLC	Public Limited Company
	+	All or portion of this security is on loan as of September 30, 2022. Total value of securities on loan is $242,649.
	(a)	Foreign issued security. Foreign concentration is as follows: United Kingdom: 4.81%.
	(b)	The rate quoted is the annualized seven-day yield as of September 30, 2022.
	(c)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.